UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                     DATE OF FISCAL YEAR END: APRIL 30, 2010

                     DATE OF REPORTING PERIOD: JULY 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                         CAMBIAR OPPORTUNITY FUND
                                                       JULY 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 96.6%

                                                         SHARES         VALUE
                                                       ----------   ------------
AEROSPACE/DEFENSE EQUIPMENT - 2.4%
   Honeywell International                                647,000   $ 22,450,900
                                                                    ------------
BROADCASTING, NEWSPAPERS & ADVERTISING - 1.5%
   Interpublic Group *                                  2,700,000     14,067,000
                                                                    ------------
BUSINESS SERVICES - 5.4%
   DST Systems *                                          360,000     15,958,800
   Western Union                                        2,000,000     34,960,000
                                                                    ------------
                                                                      50,918,800
                                                                    ------------
CHEMICALS - 3.4%
   EI Du Pont de Nemours                                1,050,000     32,476,500
                                                                    ------------
COMMUNICATIONS & MEDIA - 3.5%
   DIRECTV Group *                                      1,285,500     33,294,450
                                                                    ------------
COMPUTER SOFTWARE - 5.7%
   CA                                                   1,100,000     23,254,000
   Microsoft                                            1,275,000     29,988,000
                                                                    ------------
                                                                      53,242,000
                                                                    ------------
CONSTRUCTION & ENGINEERING - 1.6%
   KBR                                                    700,000     14,833,000
                                                                    ------------
CONSUMER DISCRETIONARY - 1.4%
   Mattel                                                 765,000     13,448,700
                                                                    ------------
CONSUMER STAPLES - 4.8%
   Colgate-Palmolive                                      230,000     16,661,200
   CVS Caremark                                           840,000     28,123,200
                                                                    ------------
                                                                      44,784,400
                                                                    ------------
ELECTRIC UTILITIES - 3.0%
   Entergy                                                350,000     28,115,500
                                                                    ------------

THE ADVISORS' INNER CIRCLE FUND                         CAMBIAR OPPORTUNITY FUND
                                                       JULY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                       ----------   ------------
ELECTRONICS MANUFACTURER - 2.8%
   Flextronics International Ltd. *                     5,000,000   $ 26,600,000
                                                                    ------------
ENERGY EQUIPMENT & SERVICES - 4.7%
   Halliburton                                          1,140,000     25,182,600
   Weatherford International *                          1,000,000     18,760,000
                                                                    ------------
                                                                      43,942,600
                                                                    ------------
ENTERTAINMENT - 4.6%
   News, Cl A                                           1,700,000     17,561,000
   Time Warner                                            950,000     25,327,000
                                                                    ------------
                                                                      42,888,000
                                                                    ------------
FOOD, BEVERAGE & TOBACCO - 8.2%
   Altria Group                                         1,625,000     28,486,250
   Philip Morris International                            630,000     29,358,000
   Unilever                                               700,000     19,040,000
                                                                    ------------
                                                                      76,884,250
                                                                    ------------
INSURANCE - 4.3%
   ACE                                                    475,000     23,303,500
   Willis Group Holdings                                  700,000     17,444,000
                                                                    ------------
                                                                      40,747,500
                                                                    ------------
INVESTMENT MANAGEMENT COMPANIES - 3.6%
   AllianceBernstein Holding                              500,000     10,320,000
   Ameriprise Financial                                   850,000     23,630,000
                                                                    ------------
                                                                      33,950,000
                                                                    ------------
MEDICAL PRODUCTS & SERVICES - 4.3%
   Aetna                                                  840,000     22,654,800
   Hospira *                                              460,000     17,677,800
                                                                    ------------
                                                                      40,332,600
                                                                    ------------
OIL, GAS & CONSUMABLE FUELS - 16.7%
   Anadarko Petroleum                                     468,000     22,557,600
   BP ADR                                                 750,000     37,530,000
   Chevron                                                420,000     29,177,400
   Marathon Oil                                           870,000     28,057,500
   Peabody Energy                                         640,000     21,190,400

THE ADVISORS' INNER CIRCLE FUND                         CAMBIAR OPPORTUNITY FUND
                                                       JULY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                          SHARES        VALUE
                                                       ----------   ------------
OIL, GAS & CONSUMABLE FUELS - CONTINUED
   XTO Energy                                             470,000   $ 18,908,100
                                                                    ------------
                                                                     157,421,000
                                                                    ------------
PHARMACEUTICALS - 4.6%
   Abbott Laboratories                                    600,000     26,994,000
   Teva Pharmaceutical Industries                         315,000     16,802,100
                                                                    ------------
                                                                      43,796,100
                                                                    ------------
RAILROADS - 3.2%
   Norfolk Southern                                       700,000     30,275,000
                                                                    ------------
RETAIL - 3.4%
   Limited Brands                                         900,000     11,646,000
   Target                                                 470,000     20,501,400
                                                                    ------------
                                                                      32,147,400
                                                                    ------------
SEMI-CONDUCTORS & INSTRUMENTS - 3.5%
   Ingram Micro, Cl A *                                   615,000     10,344,300
   Intel                                                1,185,000     22,811,250
                                                                    ------------
                                                                      33,155,550
                                                                    ------------
   TOTAL COMMON STOCK
      (Cost $795,419,053)                                            909,771,250
                                                                    ------------
SHORT-TERM INVESTMENT - 2.8%
   HighMark Diversified Money Market Fund
      Fiduciary Shares, 0.490% (A)
         (Cost $26,458,109)                            26,458,109     26,458,109
                                                                    ------------
   TOTAL INVESTMENTS - 99.4%
      (Cost $821,877,162) +                                         $936,229,359
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $941,537,614.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

ADR  - AMERICAN DEPOSITARY RECEIPT
CL   - CLASS
LTD. - LIMITED

+ AT JULY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $821,877,162, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $145,142,081 AND $(30,789,884), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         CAMBIAR OPPORTUNITY FUND
                                                       JULY 31, 2009 (UNAUDITED)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments carried at value:

INVESTMENTS IN
SECURITIES                LEVEL 1     LEVEL 2   LEVEL 3       TOTAL
--------------         ------------   -------   -------   ------------
Common Stock           $909,771,250     $--       $--     $909,771,250
Short-Term
   Investment            26,458,109      --        --       26,458,109
                       ------------     ---       ---     ------------
Total Investments in
   Securities          $936,229,359     $--       $--     $936,229,359
                       ============     ===       ===     ============

CMB-QH-007-0400

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                                     EQUITY FUND
                                                       JULY 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 98.7%

                                               SHARES      VALUE
                                              -------   -----------
BERMUDA - 2.0%
   GP Investments BDR *                       100,000   $  444,942
                                                        -----------
BRAZIL - 3.1%
   Petroleo Brasileiro, Sponsored, Cl A ADR     7,700       259,490
   Redecard                                    30,000       443,929
                                                        -----------
                                                            703,419
                                                        -----------
CANADA - 6.7%
   Agrium                                      12,100       558,899
   Canadian National Railway                    9,400       458,532
   Kinross Gold                                25,000       491,000
                                                        -----------
                                                          1,508,431
                                                        -----------
CHINA - 2.7%
   China Railway Group *                      675,000       607,932
                                                        -----------
FRANCE - 12.0%
   AXA                                         22,500       475,650
   JC Decaux                                   21,300       434,703
   Publicis Groupe                             13,500       477,344
   Saft Groupe                                 10,500       407,442
   Total                                       12,000       661,979
   UBISOFT Entertainment *                     14,500       246,381
                                                        -----------
                                                          2,703,499
                                                        -----------
GERMANY - 17.7%
   Adidas                                      16,500       693,602
   Allianz                                      4,300       421,868
   Bayer                                       11,000       671,534
   Deutsche Boerse                              5,800       457,198
   GEA Group                                   28,000       456,120
   Henkel & KGaA                               15,300       478,952
   Hochtief                                     6,000       358,295
   RWE                                          5,200       436,811
                                                        -----------
                                                          3,974,380
                                                        -----------

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                                     EQUITY FUND
                                                       JULY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                               SHARES      VALUE
                                              -------   -----------
HONG KONG - 3.8%
   Lenovo Group Ltd.                          948,000   $   450,144
   Noble Group                                278,200       403,203
                                                        -----------
                                                            853,347
                                                        -----------
ISRAEL - 1.9%
   Teva Pharmaceutical Industries               8,000       426,720
                                                        -----------
JAPAN - 5.6%
   Mitsui                                      34,000       423,951
   Seven & I Holdings                          17,200       401,113
   Sony Financial Holdings GDR                    140       428,993
                                                        -----------
                                                          1,254,057
                                                        -----------
NETHERLANDS - 3.9%
   Heineken                                    11,100       440,796
   Unilever                                    16,300       443,360
                                                        -----------
                                                            884,156
                                                        -----------
NORWAY - 1.3%
   Yara International                           9,500       293,215
                                                        -----------
SINGAPORE - 6.1%
   Flextronics International *                 76,600       407,512
   Singapore Telecommunications                21,000       505,470
   United Overseas Bank                        37,000       453,632
                                                        -----------
                                                          1,366,614
                                                        -----------
SPAIN - 2.0%
   Telefonica ADR                               6,000       447,840
                                                        -----------
SWITZERLAND - 7.3%
   Givaudan                                       622       412,933
   Philip Morris International                 15,000       699,000
   Syngenta                                     2,300       526,996
                                                        -----------
                                                          1,638,929
                                                        -----------

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                                     EQUITY FUND
                                                       JULY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                               SHARES      VALUE
                                              -------   -----------
TAIWAN - 1.6%
   Taiwan Semiconductor Manufacturing          34,000   $   355,980
                                                        -----------
UNITED KINGDOM - 21.0%
   ARM Holdings ADR                            65,000       415,350
   BP ADR                                      15,000       750,600
   British Sky Broadcasting Group              12,200       443,592
   Britvic                                     90,000       508,795
   Diageo ADR                                  10,500       654,990
   ICAP                                        60,000       451,599
   Imperial Tobacco Group                      23,800       675,107
   Vodafone Group ADR                          20,500       421,890
   Wellstream Holdings                         45,400       409,826
                                                        -----------
                                                          4,731,749
                                                        -----------
   TOTAL COMMON STOCK
      (Cost $18,869,543)                                 22,195,210
                                                        -----------
SHORT-TERM INVESTMENT - 2.3%
   Union Bank of California Money Market
      Fund, 0.020% (A)
      (Cost $529,570)                         529,570       529,570
                                                        -----------
   TOTAL INVESTMENTS - 101.0%
      (Cost $19,399,133) +                              $22,724,780
                                                        ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $22,496,521.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

ADR - AMERICAN DEPOSITARY RECEIPT

BDR - BRAZILIAN DEPOSITARY RECEIPT

CL - CLASS

GDR - GLOBAL DEPOSITARY RECEIPT

LTD. - LIMITED

+ AT JULY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $19,399,133, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,908,243 AND $(582,596), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                                     EQUITY FUND
                                                       JULY 31, 2009 (UNAUDITED)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments carried at value:

INVESTMENTS IN
SECURITIES                LEVEL 1     LEVEL 2   LEVEL 3      TOTAL
--------------          -----------   -------   -------   -----------
Common Stock            $22,195,210     $--       $--     $22,195,210
Short-Term Investment       529,570      --        --         529,570
                        -----------     ---       ---     -----------
Total Investments in
   Securities           $22,724,780     $--       $--     $22,724,780
                        ===========     ===       ===     ===========

CMB-QH-008-0400

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR CONQUISTADOR FUND
                                                       JULY 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 94.3%

                                                           SHARES       VALUE
                                                         ---------   -----------
AEROSPACE/DEFENSE EQUIPMENT - 3.4%
   Alliant Techsystems *                                     9,600   $   755,712
   Orbital Sciences *                                       57,000       771,780
                                                                     -----------
                                                                       1,527,492
                                                                     -----------
AGRICULTURE - 4.0%
   Corn Products International                              30,600       856,800
   Fresh Del Monte Produce *                                44,200       946,322
                                                                     -----------
                                                                       1,803,122
                                                                     -----------
BROADCASTING, NEWSPAPERS & ADVERTISING - 2.4%
   Harmonic *                                              155,000     1,074,150
                                                                     -----------
BUSINESS SERVICES - 4.3%
   Broadridge Financial Solutions                           51,600       891,132
   Portfolio Recovery Associates *                          22,300     1,029,145
                                                                     -----------
                                                                       1,920,277
                                                                     -----------
COMPUTER HARDWARE - 4.3%
   Diebold                                                  32,000       887,040
   NCR *                                                    80,000     1,035,200
                                                                     -----------
                                                                       1,922,240
                                                                     -----------
COMPUTER SOFTWARE - 4.1%
   Epicor Software *                                       157,000       954,560
   Synopsys *                                               44,000       879,120
                                                                     -----------
                                                                       1,833,680
                                                                     -----------
CONSTRUCTION & ENGINEERING - 2.1%
   Chicago Bridge & Iron GDR                                67,000       934,650
                                                                     -----------
CONSUMER STAPLES - 1.9%
   Chattem *                                                13,400       839,778
                                                                     -----------
CONTAINERS & PACKAGING - 1.5%
   Silgan Holdings                                          13,800       693,588
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR CONQUISTADOR FUND
                                                       JULY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                           SHARES       VALUE
                                                         ---------   -----------
ENERGY EQUIPMENT & SERVICES - 3.4%
   Oil States International *                               31,000   $   840,720
   Superior Energy Services *                               40,800       676,872
                                                                     -----------
                                                                       1,517,592
                                                                     -----------
ENERGY MISCELLANEOUS - 1.8%
   Covanta Holding *                                        48,200       814,098
                                                                     -----------
FOOD, BEVERAGE & TOBACCO - 6.0%
   Flowers Foods                                            39,000       921,570
   Hain Celestial Group *                                   54,000       896,940
   Universal                                                23,500       894,645
                                                                     -----------
                                                                       2,713,155
                                                                     -----------
HEATING & REFRIGERATION EQUIPMENT - 2.1%
   Lennox International                                     27,600       961,860
                                                                     -----------
HUMAN RESOURCE & EMPLOYMENT SERVICES - 2.0%
   Heidrick & Struggles International                       45,000       922,050
                                                                     -----------
INSURANCE - 10.4%
   American Equity Investment Life Holding                 128,000       926,720
   Aspen Insurance Holdings Ltd.                            34,300       853,041
   Hanover Insurance Group                                  23,600       927,716
   Max Re Capital Ltd.                                      45,800       914,626
   Reinsurance Group of America, Cl A                       25,300     1,049,950
                                                                     -----------
                                                                       4,672,053
                                                                     -----------
INVESTMENT MANAGEMENT COMPANIES - 1.8%
   Federated Investors, Cl B                                31,300       811,609
                                                                     -----------
MACHINERY - 3.8%
   Kennametal                                               34,200       729,144
   Robbins & Myers                                          47,000       983,710
                                                                     -----------
                                                                       1,712,854
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR CONQUISTADOR FUND
                                                       JULY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                           SHARES       VALUE
                                                         ---------   -----------
MEDICAL PRODUCTS & SERVICES - 17.1%
   Amedisys *                                               23,000   $ 1,028,330
   Health Net *                                             52,000       703,560
   inVentiv Health *                                        60,300       925,002
   Inverness Medical Innovations *                          22,000       740,300
   Orthofix International *                                 28,000       780,080
   Psychiatric Solutions *                                  36,000       972,720
   ResMed *                                                 22,000       902,000
   Universal Health Services, Cl B                          13,000       722,930
   West Pharmaceutical Services                             25,000       912,500
                                                                     -----------
                                                                       7,687,422
                                                                     -----------
OIL, GAS & CONSUMABLE FUELS - 4.5%
   Forest Oil *                                             64,000     1,078,400
   Rosetta Resources *                                      91,400       947,818
                                                                     -----------
                                                                       2,026,218
                                                                     -----------
PHARMACEUTICALS - 1.8%
   King Pharmaceuticals *                                   87,000       789,090
                                                                     -----------
RESTAURANTS - 1.8%
   Jack in the Box *                                        37,500       791,250
                                                                     -----------
RETAIL - 1.7%
   Stage Stores                                             60,000       748,800
                                                                     -----------
SEMI-CONDUCTORS & INSTRUMENTS - 5.7%
   ATMI *                                                   51,000       927,690
   Intersil, Cl A                                           70,000     1,005,900
   ON Semiconductor *                                       88,200       643,860
                                                                     -----------
                                                                       2,577,450
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR CONQUISTADOR FUND
                                                       JULY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                           SHARES       VALUE
                                                         ---------   -----------
SPECIALTY RETAIL - 2.4%
   Sotheby's                                                71,000   $ 1,069,970
                                                                     -----------
   TOTAL COMMON STOCK
      (Cost $40,943,506)                                              42,364,448
                                                                     -----------
SHORT-TERM INVESTMENT - 3.4%
   HighMark Diversified Money Market Fund
      Fiduciary Shares, 0.490% (A)
      (Cost $1,507,388)                                  1,507,388     1,507,388
                                                                     -----------
   TOTAL INVESTMENTS - 97.7%
      (Cost $42,450,894) +                                           $43,871,836
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $44,907,756.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

CL   - CLASS
GDR  - GLOBAL DEPOSITARY RECEIPT
LTD. - LIMITED

+ AT JULY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $42,450,894, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,541,638 AND $(4,120,696), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

     The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments carried at value:

INVESTMENTS IN SECURITIES           LEVEL 1     LEVEL 2   LEVEL 3      TOTAL
-------------------------         -----------   -------   -------   -----------
Common Stock                      $42,364,448     $--       $--     $42,364,448
Short-Term Investment               1,507,388      --        --       1,507,388
                                  -----------     ---       ---     -----------
Total Investments in Securities   $43,871,836     $--       $--     $43,871,836
                                  ===========     ===       ===     ===========

CMB-QH-009-0400

THE ADVISORS' INNER CIRCLE FUND                               CAMBIAR AGGRESSIVE
                                                                      VALUE FUND
                                                       JULY 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 77.0%

                                                           SHARES       VALUE
                                                         ---------   -----------
APPAREL/TEXTILES - 3.2%
   Adidas                                                   15,000   $   630,547
                                                                     -----------
BATTERY TECHNOLOGY - 3.2%
   Saft Groupe                                              16,000       620,863
                                                                     -----------
BUSINESS SERVICES - 7.1%
   Western Union                                            80,000     1,398,400
                                                                     -----------
CHEMICALS - 4.7%
   EI Du Pont de Nemours                                    30,000       927,900
                                                                     -----------
COMPUTERS & SERVICES - 2.9%
   Lenovo Group Ltd.                                     1,200,000       569,803
                                                                     -----------
CONSTRUCTION & ENGINEERING - 4.1%
   KBR                                                      38,000       805,220
                                                                     -----------
CONSUMER STAPLES - 3.1%
   CVS Caremark                                             18,000       602,640
                                                                     -----------
ELECTRONICS MANUFACTURER - 2.7%
   Flextronics International Ltd. *                        100,000       532,000
                                                                     -----------
ENERGY EQUIPMENT & SERVICES - 5.3%
   Halliburton                                              30,000       662,700
   Weatherford International *                              20,000       375,200
                                                                     -----------
                                                                       1,037,900
                                                                     -----------
FOOD, BEVERAGE & TOBACCO - 6.6%
   Imperial Tobacco Group                                   31,600       896,361
   Unilever                                                 15,000       408,000
                                                                     -----------
                                                                       1,304,361
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                               CAMBIAR AGGRESSIVE
                                                                      VALUE FUND
                                                       JULY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                          SHARES/
                                                         CONTRACTS      VALUE
                                                         ---------   -----------
INSURANCE - 3.5%
   ACE                                                      14,000   $   686,840
                                                                     -----------
INVESTMENT MANAGEMENT COMPANIES - 2.7%
   AllianceBernstein Holding                                26,000       536,640
                                                                     -----------
OIL, GAS & CONSUMABLE FUELS - 17.3%
   Anadarko Petroleum                                       12,000       578,400
   BP ADR                                                   10,000       500,400
   Marathon Oil                                             20,000       645,000
   Rosetta Resources *                                      80,000       829,600
   Total ADR                                                15,000       834,750
                                                                     -----------
                                                                       3,388,150
                                                                     -----------
RAILROADS - 5.3%
   Norfolk Southern                                         24,000     1,038,000
                                                                     -----------
RETAIL - 2.2%
   Target                                                   10,000       436,200
                                                                     -----------
SEMI-CONDUCTORS & INSTRUMENTS - 3.1%
   Intel                                                    32,000       616,000
                                                                     -----------
   TOTAL COMMON STOCK
      (Cost $11,546,514)                                              15,131,464
                                                                     -----------
PURCHASED OPTIONS - 12.0%
CHEMICALS - 1.4%
   EI Du Pont de Nemours, Call, Expires 01/16/10,
      Strike Price: $17.50 *                                   200       266,000
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                               CAMBIAR AGGRESSIVE
                                                                      VALUE FUND
                                                       JULY 31, 2009 (UNAUDITED)

PURCHASED OPTIONS - CONTINUED

                                                          SHARES/
                                                         CONTRACTS      VALUE
                                                         ---------   -----------
COMMUNICATIONS & MEDIA - 3.8%
   DIRECTV Group, Call, Expires 01/16/10,
      Strike Price: $17.50*                                    900   $   747,000
                                                                     -----------
CONSUMER STAPLES - 2.9%
   CVS Caremark, Call, Expires 01/22/11,
      Strike Price: $20.00*                                    400       560,000
                                                                     -----------
OIL, GAS & CONSUMABLE FUELS - 3.9%
   BP, Call, Expires 01/16/10, Strike Price: $35.00*           100       149,000
   BP, Call, Expires 01/22/11, Strike Price: $35.00*           100       147,000
   Total, European Call, Expires 06/18/10,
      Strike Price: $28.00*                                    300       479,769
                                                                     -----------
                                                                         775,769
                                                                     -----------
   TOTAL PURCHASED OPTIONS
      (Cost $1,935,589)                                                2,348,769
                                                                     -----------
SHORT-TERM INVESTMENT - 10.3%
   Union Bank of California Money Market
      Fund, 0.020% (A)
      (Cost $2,016,931)                                  2,016,931     2,016,931
                                                                     -----------
   TOTAL INVESTMENTS - 99.3%
      (Cost $15,499,034) +                                           $19,497,164
                                                                     ===========

THE ADVISORS' INNER CIRCLE FUND                               CAMBIAR AGGRESSIVE
                                                                      VALUE FUND
                                                       JULY 31, 2009 (UNAUDITED)

WRITTEN OPTIONS - (0.1) %

                                                         CONTRACTS      VALUE
                                                         ---------   -----------
OIL, GAS & CONSUMABLE FUELS - (0.1)%
   BP, Put, Expires 01/16/10, Strike Price: $45.00*           (100)  $   (24,500)
                                                                     -----------
   TOTAL WRITTEN OPTIONS
      (Premiums received ($49,200))                                  $   (24,500)
                                                                     -----------

Contracts For Differences held by the Fund at July 31, 2009, are as follows:

                                  NUMBER OF
                                  CONTRACTS                 UNREALIZED
TYPE OF                              LONG      NOTIONAL    APPRECIATION
CONTRACT                           (SHORT)      AMOUNT    (DEPRECIATION)
--------                          ---------   ---------   --------------
Altria                              50,000    $ 870,945     $   5,555
CNX Gas                            (10,000)    (290,290)       (3,610)
Consol Energy                       20,000      655,360        55,240
DST Systems                         25,000      920,825       187,426
PowerShares DB Gold Double Long    (50,000)    (909,930)     (123,570)
SABMiller                          (10,000)    (220,839)       (9,105)
State Street                        (4,200)    (144,526)      (66,734)
Time Warner                         30,000      859,306       (59,506)
                                                            ---------
                                                            $ (14,304)
                                                            =========

PERCENTAGES ARE BASED ON NET ASSETS OF $19,640,477.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

ADR  - AMERICAN DEPOSITARY RECEIPT
LTD. - LIMITED

+ AT JULY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $15,499,034, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,003,837 AND $(5,707), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               CAMBIAR AGGRESSIVE
                                                                      VALUE FUND
                                                       JULY 31, 2009 (UNAUDITED)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments carried at value:

INVESTMENTS IN
SECURITIES                            LEVEL 1     LEVEL 2   LEVEL 3      TOTAL
--------------                      -----------   -------   -------   -----------
Common Stock                        $15,131,464     $--       $--     $15,131,464
Purchased Options                     2,348,769      --        --       2,348,769
Short-Term Investments                2,016,931      --        --       2,016,931
                                    -----------     ---       ---     -----------
Total Investments in Securities     $19,497,164     $--       $--     $19,497,164
                                    ===========     ===       ===     ===========

OTHER FINANCIAL
INSTRUMENTS                          LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
---------------                     --------   --------   -------   --------
Written Options                     $(24,500)  $     --     $--     $(24,500)
Contracts for Differences                 --    (14,304)     --      (14,304)
                                    --------   --------     ---     --------
Total Other Financial Instruments   $(24,500)  $(14,304)    $--     $(38,804)
                                    ========   ========     ===     ========

CMB-QH-010-0400

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)                  /s/ Philip T. Masterson
                                          -------------------------------------
                                          Philip T. Masterson
                                          President

Date: September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                  /s/ Philip T. Masterson
                                          -------------------------------------
                                          Philip T. Masterson
                                          President

Date: September 25, 2009


By (Signature and Title)                  /s/ Michael Lawson
                                          -------------------------------------
                                          Michael Lawson
                                          Treasurer, Controller & CFO

Date: September 25, 2009